Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2021
Loans and Allowance for Loan Losses
Loans and Allowance for Loan Losses

Note 4:   Loans and Allowance for Loan Losses

Categories of loans at December 31, include:

	2021	2020

	(In thousands)
Commercial loans	$90,892	$103,277
Commercial real estate	266,777	246,167
Residential real estate	90,132	85,789
Installment loans	6,571	8,258
Total gross loans	454,372	443,491
Less allowance for loan losses	(3,673)	(5,113)
Total loans	$450,699	$438,378

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee. Short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Residential and Installment

Residential and installment loans consist of two segments - residential mortgage loans and personal loans. For residential mortgage loans that are secured by 1-4 family residences and are generally owner-occupied, the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles. Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2021 and 2020:

	2021
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$1,397	$1,821	$1,471	$424	$—	$5,113
(Credit) Provision charged to expense	(276)	(586)	(331)	(62)	—	(1,255)
Losses charged off	(78)	—	(26)	(126)	—	(230)
Recoveries	3	—	7	35	—	45
Balance, end of year	$1,046	$1,235	$1,121	$271	$—	$3,673
Ending balance: individually evaluated for impairment	$—	$230	$—	$—	$—	$230
Ending balance: collectively evaluated for impairment	$1,046	$1,005	$1,121	$271	$—	$3,443
Loans:
Ending balance: individually evaluated for impairment	$—	$3,933	$—	$—	$—	$3,933
Ending balance: collectively evaluated for impairment	$90,892	$262,844	$90,132	$6,571	$—	$450,439

	2020
		Commercial
	Commercial	Real Estate	Residential	Installment	Unallocated	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$568	$792	$572	$299	$—	$2,231
Provision charged to expense	875	1,254	986	222	—	3,337
Losses charged off	(69)	(225)	(104)	(169)	—	(567)
Recoveries	23	—	17	72	—	112
Balance, end of year	$1,397	$1,821	$1,471	$424	$—	$5,113
Ending balance: individually evaluated for impairment	$—	$1	$—	$—	$—	$1
Ending balance: collectively evaluated for impairment	$1,397	$1,820	$1,471	$424	$—	$5,112
Loans:
Ending balance: individually evaluated for impairment	$80	$182	$114	$—	$—	$376
Ending balance: collectively evaluated for impairment	$103,197	$245,985	$85,675	$8,258	$—	$443,115

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the allowance for loan loss estimate, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the portfolio quality indicators as of December 31, 2021:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Pass Grade	$90,892	$254,760	$90,132	$6,571	$442,355
Special Mention	—	4,115	—	—	7,943
Substandard	—	7,902	—	—	4,074
Doubtful	—	—	—	—	—
	$90,892	$266,777	$90,132	$6,571	$454,372

The following table shows the portfolio quality indicators as of December 31, 2020:

		Commercial
Loan Class	Commercial	Real Estate	Residential	Installment	Total

	(In thousands)
Pass Grade	$103,181	$239,862	$85,675	$8,258	$436,976
Special Mention	15	3,422	—	—	3,437
Substandard	81	2,883	114	—	3,078
Doubtful	—	—	—	—	—
	$103,277	$246,167	$85,789	$8,258	$443,491

The Company evaluates the loan risk grading system definitions and allowance for loan losses methodology on an ongoing basis. No significant methodology changes were made during 2021 and 2020.

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2021:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial	$63	$—	$—	$—	$63	$90,829	$90,892
Commercial real estate	220	—	—	3,818	4,038	262,739	266,777
Residential	22	—	—	391	413	89,719	90,132
Installment	40	—	—	—	40	6,531	6,571
Total	$345	$—	$—	$4,209	$4,554	$449,818	$454,372

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2020:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial	$—	$—	$—	$83	$83	$103,194	$103,277
Commercial real estate	—	—	—	98	98	246,069	246,167
Residential	120	59	—	445	624	85,165	85,789
Installment	7	20	—	—	27	8,231	8,258
Total	$127	$79	$—	$626	$832	$442,659	$443,491

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table presents impaired loans for the year ended December 31, 2021:

Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized

(In thousands)
Loans without a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	128	128	—	128	6
Real Estate	—	—	—	—	—
Installment	—	—	—	—	—
	128	128	—	128	6
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$—
Commercial real estate	3,805	3,805	230	3,822	105
Real Estate	—	—	—	—	—

	$3,805	$3,805	$230	$3,822	$105

Total:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate	$3,933	$3,933	$230	$3,950	$111
Real Estate	$—	$—	$—	$—	$—
Installment	$—	$—	$—	$—	$—

The following table presents impaired loans for the year ended December 31, 2020:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized

	(In thousands)
Loans without a specific valuation allowance:
Commercial	$80	$80	$—	$78	$11
Commercial real estate	110	196	—	136	8
Real Estate	114	121	—	118	22
Installment	—	14	—	—	5
	304	411	—	332	46
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$92	$—
Commercial real estate	72	72	1	3	3
Real Estate	—	—	—	—	—
	$72	$72	$1	$95	$3

Total:
Commercial	$80	$80	$—	$170	$11
Commercial Real Estate	$182	$268	$1	$139	$11
Real Estate	$114	$121	$––	$118	$22
Installment	$—	$14	$—	$—	$5

At December 31, 2021 and 2020, the Company had certain loans that were modified in troubled debt restructurings and impaired. The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following tables present information regarding troubled debt restructurings by class and by type of modification for the year ended December 31, 2021 and 2020:

Year Ended December 31, 2021
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

(In thousands)
Commercial	—	$—	$—
Commercial Real Estate	—	$—	$—

Year Ended December 31, 2021
	Interest			Total
	Only	Term	Combination	Modification

(In thousands)
Commercial	$—	$—	$—	$—
Commercial Real Estate	$—	$—	$—	$—

Year Ended December 31, 2020
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

(In thousands)
Commercial	—	$—	$—
Commercial Real Estate	1	$86	$86

Year Ended December 31, 2020
	Interest			Total
	Only	Term	Combination	Modification

(In thousands)
Commercial	$—	$—	$—	$—
Commercial Real Estate	$—	$86	$—	$86

During the year ended December 31, 2021 and 2020, troubled debt restructurings did not have an impact on the allowance for loan losses. At December 31, 2021 and 2020 and for the years then ended, there were no material defaults of any troubled debt restructurings that were modified in the last 12 months. The Company generally considers TDR’s that become 90 days or more past due under the modified terms as subsequently defaulted.